Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest, Dividend and Fee Income
Loans	$ 8,868	$ 9,243	$ 9,501	$ 18,111	$ 19,622
Securities (Note 2)	4,251	3,951	3,978	8,202	8,098
Securities borrowed or purchased under resale agreements	1,321	1,383	1,448	2,704	3,013
Deposits with banks	574	586	727	1,160	1,544
Interest, Dividend and Fee Income	15,014	15,163	15,654	30,177	32,277
Interest Expense
Deposits	5,938	6,248	7,268	12,186	15,392
Securities sold but not yet purchased and securities lent or sold under repurchase agreements	2,657	2,270	2,374	4,927	4,563
Subordinated debt	105	109	115	214	226
Other liabilities	1,046	893	800	1,939	1,601
Interest Expense	9,746	9,520	10,557	19,266	21,782
Net Interest Income	5,268	5,643	5,097	10,911	10,495
Non-Interest Revenue
Securities commissions and fees	323	316	275	639	563
Deposit and payment service charges	449	449	456	898	898
Trading revenues	883	866	819	1,749	1,621
Lending fees	327	340	324	667	686
Card fees	245	261	201	506	420
Investment management and custodial fees	676	678	556	1,354	1,130
Mutual fund revenues	420	421	353	841	716
Underwriting and advisory fees	504	426	415	930	795
Securities gains, other than trading (Note 2)	86	85	66	171	124
Foreign exchange gains, other than trading	86	76	62	162	138
Insurance service results (Note 5)	100	69	123	169	214
Insurance investment results (Notes 2 and 5)	51	76	(4)	127	56
Share of profit (loss) in associates and joint ventures	37	41	(2)	78	47
Other revenues (losses)	112	77	(62)	189	42
Non-Interest Revenue	4,299	4,181	3,582	8,480	7,450
Total Revenue	9,567	9,824	8,679	19,391	17,945
Provision for Credit Losses (Note 3)	739	746	1,054	1,485	2,065
Non-Interest Expense
Employee compensation	3,083	3,552	2,850	6,635	6,085
Premises and equipment	1,140	1,140	1,086	2,280	2,172
Amortization of intangible assets	296	294	296	590	584
Advertising and business development	194	180	210	374	384
Communications	85	81	95	166	181
Professional fees	152	168	141	320	287
Association, clearing and annual regulator fees	79	71	85	150	161
Other	301	267	256	568	592
Non-Interest Expense	5,330	5,753	5,019	11,083	10,446
Income Before Provision for Income Taxes	3,498	3,325	2,606	6,823	5,434
Provision for income taxes (Note 11)	868	836	644	1,704	1,334
Net Income	2,630	2,489	1,962	5,119	4,100
Attributable to:
Bank shareholders	2,626	2,490	1,960	5,116	4,094
Non-controlling interest in subsidiaries	4	(1)	2	3	6
Net Income	$ 2,630	$ 2,489	$ 1,962	$ 5,119	$ 4,100
Earnings Per Common Share (Canadian $) (Note 10)
Basic (in canadian dollars per share)	$ 3.54	$ 3.40	$ 2.51	$ 6.94	$ 5.34
Diluted (in canadian dollars per share)	3.53	3.39	2.50	6.92	5.34
Dividends per common share
Earnings Per Common Share (Canadian $) (Note 10)
Dividends per common share (in canadian dollars per share)	$ 1.67	$ 1.67	$ 1.59	$ 3.34	$ 3.18